CERTIFICATION UNDER RULE 497(j)

September 2, 2008

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.   20549

Re:	Symetra Life Insurance Company
	Symetra Separate Account C ("Registrant")
	1933 Act File No. 333-137411
	1940 Act File No. 811-8052



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated September 1, 2008, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on August 28, 2008.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Michael F. Murphy

Michael  F. Murphy
Assistant Vice President